Share based compensation	12 Months Ended
Dec. 31, 2022
Share based compensation
Share Based Compensation

17. Share based compensation

The Company has an equity compensation program in place for its executives, employees and directors. Executives and employees are given equity compensation grants that vest based on a recipient's continued employment. The Company’s stock-based compensation awards outstanding as at December 31, 2022, include stock options, restricted stock units (“RSUs”), deferred share units (“DSUs”) and the employee share purchase plan (“ESP Plan”). The following tables provide information about stock option, RSU, DSU, and ESP Plan activity.

For the years ended December 31,
	2022	2021	2020
Stock Option Expense	$22,552	$26,250	$34,223
Deferred Share Units	-	-	15,000
Restricted Stock Units	153,343	154,715	111,060
Employee Share Purchase Plan	39,389	106,935	8,133
Total stock based compensation expense	215,284	287,900	168,416

Stock Options:

The following is a summary of stock options which are outstanding as at December 31, 2022.

Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.17	69,200	69,200	4.9
$0.44	21,360	21,360	3.5
$0.51	16,000	16,000	2.7
$0.52	100,000	100,000	1.5
$0.55	30,000	30,000	2.1
$0.59	150,000	150,000	0.8
$0.62	18,050	18,050	4.0
$0.68	14,750	14,750	3.7
$0.68	17,500	17,500	4.5
$0.72	24,460	24,460	4.4
	461,320	461,320	2.4

A continuity of the number of stock options which are outstanding at the end of the current year and as at the prior fiscal years ended December 31, 2021 and 2020 are as follows:

For the years ended December 31,
	2022		2021
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	358,660	$0.56	421,000	$0.83
Granted	134,060	$0.40	62,660	$0.56
Expired	-	-	(125,000)	$(1.48)
Cancelled	(31,400)	$(0.51)
Options outstanding, end of the year	461,320	$0.51	358,660	$0.56
Options exercisable, end of the year	461,320	$0.51	358,660	$0.56

For the year ended December 31,
	2020
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	1,169,500	$1.48
Granted	46,000	$0.54
Expired	(794,500)	$(1.77)
Options outstanding, end of the year	421,000	$0.83
Options exercisable, end of the year	421,000	$0.83

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate as determined by the Board of Directors.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

For the year ended	2022	2021	2020
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	75%	108%	138%
Weighted average risk free interest rate	3.05%	0.38%	1.12%
Weighted average fair market value per share at grant date	$0.40	$0.56	$0.54

On January 6, 2023 the Company announced the grant of 2,050,000 incentive stock options at a price of $0.216 to employees, officers and directors. These incentive stock options will vest upon receipt of cash for SFD® services performed: 1/3 upon collection of US$6.5 million, 1/3 upon the collection of the next US$7.0 million and the final 1/3 upon collection of an additional US$7.5 million.

Deferred Stock Units:

A continuity of the number of DSUs which are outstanding at the end of the current year and as at the prior fiscal years ended December 31, 2021 and 2020 are as follows:

	For the years ended December 31,
Opening balance	2022	2021	2020
Opening balance	37,354	37,354	-
Granted	-	-	37,354
Closing balance	37,354	37,354	37,354

The DSUs plan is a long-term incentive plan that permits the grant of DSUs to qualified directors. DSUs granted under the DSUs plan are to be settled at the retirement, resignation or death of the Board member holding the DSUs

Restricted Stock Units:

RSUs entitle the holder to receive, at the option of the Company, either the underlying number of shares of the Company's Common Stock upon vesting of such units or a cash payment equal to the value of the underlying shares. The RSUs vest at a rate of one-third at the end of each of the first three years following the date of grant. In the third quarter of 2022, the Company settled the RSUs that vested with shares and cash, and intends to continue to settle the RSUs in shares and cash.

A continuity of the number of RSUs, including fair value (“FV”) which are outstanding at the end of the current year and as the end of the prior fiscal years ended December 31, 2021 and 2020 are as follows:

For the years ended December 31,
	2022		2021
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	696,666	$0.61	1,200,000	$0.79
Granted	-	-	-	-
Common shares issued	(212,304)	$(0.58)	(208,370)	$(0.55)
Payroll withholdings settled in cash	(136,028)	$(0.58)	(139,964)	$(0.55)
Forfeited	-	-	(155,000)	$(0.79)
RSUs outstanding, end of the year	348,334	$0.21	696,666	$0.61

	For the year ended December 31,
	2020
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	-	-
Granted	1,200,000	$0.45
RSUs outstanding, end of the year	1,200,000	$0.79

Employee Share Purchase Plan:

The ESP Plan allows employees and other individuals determined by the Board to be eligible to contribute a minimum of 1% and a maximum of 10% of their earnings to the plan for the purchase of common shares in the capital of the Company, of which the Company will make an equal contribution. Common shares contributed by the Company may be issued from treasury or acquired through the facilities of the TSX. During 2022, 2021, and 2020 the Company has elected to issue common shares from treasury.

A continuity of the number of commons shares under the ESP Plan which are outstanding at the end of the current period and as at the prior fiscal years ended December 31, 2021 and 2020 are as follows:

	For the years ended December 31,
	2022		2021
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	105,221	$49,738	127,790	$69,260
Matched by the Company	83,412	39,389	102,641	55,733
Bonus match by the Company	-	-	74,119	48,030
Total Common Shares issued	188,633	89,127	304,550	173,023

For the year ended December 31,
	2020
	# of shares	$ amount
Purchased by employees	16,686	$7,592
Matched by the Company	14,213	6,467
Total Common Shares issued	30,899	14,059

If the employee does not withdraw common shares from the ESP Plan in the first year of their participation, the Company will match an additional 100% of the employee contributions, up to $15,000 per employee (the “Bonus Match”). The Company matched employee contributions for a total of $52,867, less any payroll withholdings in 2021. As at December 31, 2022 the Company has accrued $nil for the Bonus Match ($nil as at December 31, 2021).